10. STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION PLANS

In June 2006 the stockholders approved and the Company adopted its 2006 Stock Option Plan (“the 2006 Plan”).  The 2006 Plan provides for the granting of up to 8,000,000 stock options to key employees, directors and consultants, of common shares of the Company.  Under the 2006 Plan, the granting of incentive and non-qualified stock options, exercise prices and terms are determined by the Company's Option Committee, a committee designated to administer the 2006 Plan by the Board of Directors. For incentive options, the exercise price shall not be less than the fair market value of the Company's common stock on the grant date. (In the case of options granted to an employee who owns stock possessing more than 10% of the voting power of all classes of the Company's stock on the date of grant, the option price must not be less than 110% of the fair market value of common stock on the grant date.)  Options granted are not to exceed terms beyond ten years (five years in the case of an incentive stock option granted to a holder of 10 percent of the Company's common stock).

Activity under the 2006 Plan is summarized as follows:

	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2011	6,100,000	600,000	$1.14
Granted	(1,400,000)	1,400,000	0.16
Cancelled	–	–	–
Balance, December 31, 2012	4,700,000	2,000,000	0.46
Granted	–	–	–
Forfeited	1,000,000	(1,000,000)	0.17
Balance, December 31, 2013	5,700,000	1,000,000	0.73
Granted	(3,770,000)	3,770,000	0.17
Forfeited	–	–	–
Balance, December 31, 2014	1,930,000	4,770,000	$0.29

Balance exercisable, December 31, 2014		3,670,000	$0.30

The following table summarizes information concerning outstanding and exercisable common stock options under the 2006 Plan at December 31, 2014:

Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable
$0.07	200,000	7.53	$0.07	200,000
$0.13	25,000	5.92	$0.13	25,000
$0.14	2,870,000	9.18	$0.14	2,870,000
$0.20	25,000	5.92	$0.20	25,000
$0.25	1,100,000	9.84	$0.25	-
$0.40	25,000	5.92	$0.40	25,000
$0.60	25,000	5.92	$0.60	25,000
$0.61	200,000	2.22	$0.61	200,000
$0.74	100,000	3.56	$0.74	100,000
$2.29	200,000	1.56	$2.29	200,000
	4,770,000			3,670,000

The aggregate intrinsic value of stock options outstanding at December 31, 2014 was $45,200 (2013 - $31,250, 2012 - $17,000) while the aggregate intrinsic value of stock options exercisable at December 31, 2014 was $45,200 (2013 - $23,250, 2012 - $Nil). No stock options were exercised in 2014, 2013, or 2012.

The following table summarizes information concerning unvested common stock options under the 2006 Plan at December 31, 2014:

	Number of Unvested Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2011	50,000	$0.13	$0.37
Granted	1,400,000	0.16	0.07
Vested	(25,000)	0.40	0.12

Unvested at December 31, 2012	1,425,000	0.17	0.07
Vested	(225,000)	0.13	0.07
Forfeited	(100,000)	0.14	0.07

Unvested at December 31, 2013	200,000	0.14	0.11
Granted	3,770,000	0.17	0.17
Vested	(2,870,000)	0.13	0.14

Unvested at December 31, 2014	1,100,000	$0.25	$0.23

As of December 31, 2014, there was $133,819 (2013 – $12,016, 2012 - $115,900) of total unrecognized compensation cost related to all unvested options granted and outstanding. This unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 2 years.

During the year ended December 31, 2014, the Company recorded consulting fees of $421,923 (2013 – $80,080; 2012 – $40,826) in the statement of operations related to stock options granted to non-employees during the year.

The Company issues new shares when options are exercised.